Quarterly Report
August 31, 2019
MFS®  International Growth Fund

Portfolio of Investments
8/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 1.2%
Rolls-Royce Holdings PLC	12,085,101	$113,406,089
Airlines – 0.3%
Japan Airport Terminal Co. Ltd.	633,800	$25,266,089
Alcoholic Beverages – 6.0%
Ambev S.A., ADR	10,337,643	$46,932,899
China Resources Beer Holdings Co. Ltd.	9,854,000	55,928,652
Diageo PLC	5,064,631	215,908,130
Pernod Ricard S.A.	1,243,973	237,480,572
		$556,250,253
Apparel Manufacturers – 5.1%
Burberry Group PLC	2,644,593	$69,636,217
Kering S.A.	211,838	102,534,139
LVMH Moet Hennessy Louis Vuitton SE	750,248	298,820,473
		$470,990,829
Business Services – 6.6%
Accenture PLC, “A”	833,975	$165,268,826
Brenntag AG	1,374,734	66,222,788
Compass Group PLC	3,824,321	96,930,996
Experian PLC	4,941,270	151,395,643
Infosys Technologies Ltd., ADR	7,062,503	81,148,159
Intertek Group PLC	762,945	50,390,902
		$611,357,314
Computer Software – 4.0%
OBIC Co. Ltd.	475,200	$54,348,190
SAP SE	2,661,272	317,640,889
		$371,989,079
Computer Software - Systems – 3.3%
Amadeus IT Group S.A.	1,224,221	$91,169,702
Hitachi Ltd.	4,327,700	147,834,737
NICE Systems Ltd., ADR (a)	426,653	65,384,572
		$304,389,011
Construction – 0.7%
Toto Ltd.	1,776,700	$64,304,716
Consumer Products – 5.4%
Kao Corp.	960,400	$69,375,532
L'Oréal	914,406	249,837,430
Reckitt Benckiser Group PLC	2,394,057	186,408,479
		$505,621,441
Consumer Services – 0.5%
51job, Inc., ADR (a)	597,161	$42,953,791
Containers – 0.5%
Brambles Ltd.	5,865,860	$44,639,114

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.0%
Legrand S.A.	689,465	$48,663,107
Mettler-Toledo International, Inc. (a)	85,730	56,306,607
Prysmian S.p.A.	3,721,295	81,409,220
Schneider Electric SE	2,278,793	190,743,227
		$377,122,161
Electronics – 4.2%
Mellanox Technologies Ltd. (a)	617,320	$66,084,106
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,532,219	321,098,496
		$387,182,602
Energy - Independent – 1.2%
Caltex Australia Ltd.	1,842,540	$29,730,976
Oil Search Ltd.	17,481,959	78,174,228
		$107,905,204
Food & Beverages – 8.4%
Danone S.A.	2,844,931	$254,702,646
Nestle S.A.	4,740,586	531,654,505
		$786,357,151
Gaming & Lodging – 0.4%
Flutter Entertainment PLC	512,344	$42,180,596
Insurance – 3.6%
AIA Group Ltd.	34,127,000	$331,894,259
Internet – 2.9%
Alibaba Group Holding Ltd., ADR (a)	375,067	$65,647,977
Baidu, Inc., ADR (a)	1,048,165	109,501,798
NAVER Corp.	792,316	95,830,170
		$270,979,945
Leisure & Toys – 0.8%
BANDAI NAMCO Holdings, Inc.	1,224,300	$72,027,816
Machinery & Tools – 2.1%
GEA Group AG	2,481,526	$66,901,166
Ritchie Bros. Auctioneers, Inc.	3,355,583	132,746,400
		$199,647,566
Major Banks – 1.0%
UBS Group AG	9,305,716	$98,251,813
Medical & Health Technology & Services – 1.5%
Alcon, Inc. (a)	471,738	$28,740,390
Fresenius Medical Care AG & Co. KGaA	1,628,096	109,508,731
		$138,249,121
Medical Equipment – 4.3%
EssilorLuxottica	1,460,652	$215,515,428
QIAGEN N.V. (a)	2,039,978	70,870,793
Terumo Corp.	3,797,000	110,334,061
		$396,720,282
Metals & Mining – 0.3%
Grupo Mexico S.A.B. de C.V., “B”	10,419,133	$23,997,564

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	10,018,000	$49,512,461
Other Banks & Diversified Financials – 6.7%
AEON Financial Service Co. Ltd.	4,014,200	$58,795,079
Credicorp Ltd.	275,136	56,986,168
DBS Group Holdings Ltd.	7,145,800	126,309,835
Element Fleet Management Corp.	4,645,849	37,197,499
Grupo Financiero Banorte S.A. de C.V.	15,140,577	81,453,834
HDFC Bank Ltd.	6,060,007	189,075,274
Julius Baer Group Ltd.	1,235,252	48,835,980
Komercni Banka A.S.	671,449	23,835,312
		$622,488,981
Pharmaceuticals – 9.2%
Bayer AG	2,231,217	$165,132,378
Novartis AG	2,358,686	212,120,880
Novo Nordisk A.S., “B”	1,593,263	82,733,056
Roche Holding AG	1,445,983	395,335,185
		$855,321,499
Railroad & Shipping – 2.9%
Adani Ports and Special Economic Zone Ltd.	6,933,762	$35,509,950
Canadian National Railway Co.	2,539,992	234,034,863
		$269,544,813
Restaurants – 0.4%
Yum China Holdings, Inc.	921,113	$41,846,164
Specialty Chemicals – 8.5%
Akzo Nobel N.V.	1,656,613	$148,332,424
Croda International PLC	1,341,010	76,724,436
Kansai Paint Co. Ltd.	1,673,600	34,831,549
L'Air Liquide S.A.	1,118,282	155,658,859
Linde PLC	1,179,458	221,275,492
Sika AG	422,285	60,628,137
Symrise AG	966,340	90,189,765
		$787,640,662
Specialty Stores – 0.2%
Just Eat PLC (a)	2,302,799	$22,018,469
Telecommunications - Wireless – 0.3%
SoftBank Corp.	650,700	$29,547,483
Tobacco – 1.7%
ITC Ltd.	20,932,481	$72,010,138
Japan Tobacco, Inc.	3,898,800	82,592,831
		$154,602,969
Total Common Stocks		$9,176,207,307
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 2.17% (v)	93,359,444	$93,368,780

Other Assets, Less Liabilities – 0.3%		30,875,183
Net Assets – 100.0%		$9,300,451,270

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $93,368,780 and $9,176,207,307, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt

Supplemental Information
8/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$9,176,207,307	$—	$—	$9,176,207,307
Mutual Funds	93,368,780	—	—	93,368,780
Total	$9,269,576,087	$—	$—	$9,269,576,087
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$119,890,323	$487,100,873	$513,636,107	$18,422	$(4,731)	$93,368,780

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$616,790	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2019, are as follows:
France	18.9%
Switzerland	14.8%
United Kingdom	10.6%
Germany	9.5%
Japan	8.1%
United States	6.6%
Canada	4.4%
India	4.1%
China	3.9%
Other Countries	19.1%